Annual Total Returns- JPMorgan Government Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Government Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.61%	3.54%	(3.62%)	5.61%	1.02%	1.49%	2.36%	0.84%	6.58%	6.94%